Consolidated Statements of Financial Positions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets
Trade and other receivables	$ 754,162	$ 1,030,336	$ 1,101,564
Cash and bank balances	3,638,096	4,970,367	8,995,067
Total current assets	4,392,258	6,000,703	10,096,631
Non-current assets
Trade and other receivables	365,979	500,000
Investment in associate	161,726	220,950	195,073
Property, plant and equipment	2,381,090	3,253,046	2,064,753
Intangible assets	68,109	93,050	12,413
Total non-current assets	2,976,904	4,067,046	2,272,239
Total assets	7,369,162	10,067,749	12,368,870
Current liabilities
Trade and other payables	322,810	441,023	524,624
Contract liabilities	78,863	107,742	5,456
Borrowings	27,558	37,650	33,926
Lease liabilities	6,047	8,262	6,324
Warrant liabilities	8,743	11,945	146,613
Total current liabilities	444,021	606,622	716,943
Non-current liabilities
Borrowings	288,618	394,310	407,772
Lease liabilities	16,856	23,028
Total non-current liabilities	305,474	417,338	407,772
Total liabilities	749,495	1,023,960	1,124,715
Capital and reserves
Share capital	17,416,154	23,793,950	23,720,020
Equity transaction reserve	54,152	73,982
Warrant reserve			73,930
Translation reserve	(39,348)	(53,757)	(217,402)
Accumulated losses	(10,868,200)	(14,848,135)	(12,331,437)
Attributable to equity holders of the Company	6,562,758	8,966,040	11,245,111
Non-controlling interests	56,909	77,749	(956)
Total equity	6,619,667	9,043,789	11,244,155
Total liabilities and equity	$ 7,369,162	$ 10,067,749	$ 12,368,870